Stockholders' equity	6 Months Ended
Jun. 30, 2021
Stockholders' equity
Stockholders' equity
25.	Stockholders’ equity

a) Share capital

As at June 30, 2021, the share capital was US$61,614 corresponding to 5,284,474,782 shares issued and fully paid without par value.

	June 30, 2021
Stockholders	Common shares	Golden shares	Total

Shareholders with more than 5% of total capital	1,904,734,340	—	1,904,734,340
Previ	447,780,782	—	447,780,782
Capital World Investors	302,201,922	—	302,201,922
Capital Research Global Investors	294,934,543	—	294,934,543
Bradespar	293,907,266	—	293,907,266
Mitsui&co	286,347,055	—	286,347,055
Blackrock, Inc	279,562,772	—	279,562,772
Others	3,132,978,884	—	3,132,978,884
Golden shares	—	12	12
Total outstanding (without shares in treasury)	5,037,713,224	12	5,037,713,236
Shares in treasury	246,761,546	—	246,761,546
Total capital	5,284,474,770	12	5,284,474,782

The information presented above is based on the communications provided by stockholders in connection with the Instruction 358 issued by the Brazilian Securities and Exchange Commission (“CVM”).

b) Share buyback program

On April 1, 2021, the Board of Directors approved a share buyback program for Vale’s common share which will be limited to a maximum of 270,000,000 common shares, and their respective ADRs, representing up to 5.3% of the total number of outstanding shares. The program will be carried out over up to a 12-month period and the repurchased shares will be cancelled after the expiration of the program or utilized on the executive compensation programs (note 24). The shares have been acquired in the stock market based on regular trading conditions. Until June 30, 2021, the Company acquired 93,088,200 common shares at an average cost of US$21.52 (R$111.79) per share, which represents a total amount of US$2,004 (R$10,407 million).

c) Treasury shares

The Company utilized 890,482 and 1,628,485 units from its treasury shares, for the share-based payment program of its executives (note 24), corresponding to US$7 and US$14 recognized as “Treasury shares utilized in the period” in the Statement of Changes in Equity, for the periods ended June 30, 2021 and 2020, respectively.

d) Stockholder’s remuneration

On February 25,2021, based on the Company’s dividends policy, the Board of Directors approved the stockholder’s remuneration in the amount of US$3,972 (R$21,866 million), equivalent to R$4.262386983 per share, which was fully paid on March 15, 2021, Of the total amount, US$762 (R$4,288 million) was in the form of interest on stockholders’ equity and US$3,122 (R$17,578 million) in the form of dividends.

On June 17, 2021, the Board of Directors approved an additional stockholder’s remuneration in the total amount of US$2,200 (R$ 11,046 million), equivalent to R$2.177096137 per share, which was fully paid on June 30, 2021. Of the total amount, US$724 (R$ 3,634 million) relates to the anticipation of the 2021 year-end result and US$1,476 (R$7,412 million) was paid from the balance on the Company’s profit reserves.